REVENUES AND COST OF REVENUES	6 Months Ended
Jun. 30, 2024
Disclosure Of Revenues And Cost Of Revenues [Abstract]
REVENUES AND COST OF REVENUES
NOTE 10 – REVENUES AND COST OF REVENUES

a.	Revenues

	Three months ended June 30,		Six months ended June 30,
	2023	2024	2023	2024
	in USD thousands		in USD thousands

License revenues (see Note 9)	-	3,550	-	9,481
Product sales, net	-	1,843	-	2,767
	-	5,393	-	12,248

b.	Cost of revenues

	Three months ended June 30,		Six months ended June 30,
	2023	2024	2023	2024
	in USD thousands		in USD thousands

Amortization of intangible asset	-	482	-	1,128
Direct costs related to license revenues	-	155	-	388
License fees and royalties payable to licensor	-	175		683
Cost of product sales	-	85	-	153
	-	897	-	2,352